FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of long-term debt
Principal amounts of debt obligations and principal amounts of debt obligations net of premiums, discounts and issuance costs as of December 31, 2020 and 2019 consists of the following:

		2020		2019
(in millions)	Maturity	Principal Amount	Net of Premiums, Discounts and Issuance Costs	Principal Amount	Net of Premiums, Discounts and Issuance Costs
Senior Secured Credit Facilities:
2023 Revolving Credit Facility	June 2023	$—	$—	$—	$—
June 2025 Term Loan B Facility	June 2025	3,298	3,220	3,869	3,768
November 2025 Term Loan B Facility	November 2025	1,125	1,112	1,275	1,257
Senior Secured Notes:
6.50% Secured Notes	March 2022	—	—	1,250	1,242
7.00% Secured Notes	March 2024	2,000	1,987	2,000	1,983
5.50% Secured Notes	November 2025	1,750	1,736	1,750	1,733
5.75% Secured Notes	August 2027	500	494	500	493
Senior Unsecured Notes:
5.50%	March 2023	—	—	402	400
5.875%	May 2023	—	—	1,448	1,441
4.50% euro-denominated debt	May 2023	—	—	1,682	1,674
6.125%	April 2025	3,250	3,234	3,250	3,230
9.00%	December 2025	1,500	1,478	1,500	1,473
9.25%	April 2026	1,500	1,487	1,500	1,484
8.50%	January 2027	1,750	1,755	1,750	1,756
7.00%	January 2028	750	742	750	741
5.00%	January 2028	1,250	1,236	1,250	1,234
6.25%	February 2029	1,500	1,480	—	—
5.00%	February 2029	1,000	988	—	—
7.25%	May 2029	750	741	750	740
5.25%	January 2030	1,250	1,235	1,250	1,234
5.25%	February 2031	1,000	988	—	—
Other	Various	12	12	12	12
Total long-term debt and other		$24,185	23,925	$26,188	25,895
Less: Current portion of long-term debt and other			—		1,234
Non-current portion of long-term debt			$23,925		$24,661

Schedule of aggregate maturities of long-term debt
Maturities and Mandatory Payments
Maturities and mandatory payments of debt obligations for the five succeeding years ending December 31 and thereafter are as follows:

(in millions)
2021	$—
2022	—
2023	—
2024	2,291
2025	10,632
Thereafter	11,262
Total gross maturities	24,185
Unamortized discounts	(260)
Total long-term debt and other	$23,925